Trade and other receivables, net - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade and other receivables	$ 188,080	$ 197,928
U.S. Dollar
Disclosure of financial assets [line items]
Trade and other receivables	62,604	56,531
Argentine Peso
Disclosure of financial assets [line items]
Trade and other receivables	55,260	55,433
Uruguayan Peso
Disclosure of financial assets [line items]
Trade and other receivables	460	811
Brazilian Reais
Disclosure of financial assets [line items]
Trade and other receivables	$ 69,756	$ 85,153